STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, B, C, R, Y, INVESTOR AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW:

AIM BASIC VALUE FUND
AIM CONSERVATIVE ALLOCATION FUND
AIM GLOBAL EQUITY FUND
AIM GROWTH ALLOCATION FUND
AIM INCOME ALLOCATION FUND
AIM INTERNATIONAL ALLOCATION FUND
AIM MID CAP CORE EQUITY FUND
AIM MODERATE ALLOCATION FUND
AIM MODERATE GROWTH ALLOCATION FUND
AIM MODERATELY CONSERVATIVE ALLOCATION FUND
AIM SMALL CAP GROWTH FUND

The following information replaces in its entirety the tenth, eleventh and twelfth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 55 of the Statement of Additional Information.

     "Invesco Aim also has contractually agreed through June 30, 2010, to waive advisory fees or reimburse expenses to the extent necessary to limit the total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; and (iv) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares:

                 FUND                     EXPENSE LIMITATION
--------------------------------------   --------------------
AIM Basic Value Fund
   Class A Shares                                2.00%
   Class B Shares                                2.75%
   Class C Shares                                2.75%
   Class R Shares                                2.25%
   Class Y Shares                                1.75%
   Institutional Class Shares                    1.75%
AIM Conservative Allocation Fund
   Class A Shares                                0.48%
   Class B Shares                                1.23%
   Class C Shares                                1.23%
   Class R Shares                                0.73%
   Class Y Shares                                0.23%
   Institutional Class Shares                    0.23%
AIM Global Equity Fund
   Class A Shares                                2.25%
   Class B Shares                                3.00%
   Class C Shares                                3.00%
   Class R Shares                                2.50%
   Class Y Shares                                2.00%
   Institutional Class Shares                    2.00%
AIM Growth Allocation Fund
   Class A Shares                                0.46%
   Class B Shares                                1.21%
   Class C Shares                                1.21%
   Class R Shares                                0.71%
   Class Y Shares                                0.21%
   Institutional Class Shares                    0.21%

AIM Income Allocation Fund
   Class A Shares                                0.28%
   Class B Shares                                1.03%
   Class C Shares                                1.03%
   Class R Shares                                0.53%
   Class Y Shares                                0.03%
   Institutional Class Shares                    0.03%
AIM International Allocation Fund
   Class A Shares                                0.43%
   Class B Shares                                1.18%
   Class C Shares                                1.18%
   Class R Shares                                0.68%
   Class Y Shares                                0.18%
   Institutional Class Shares                    0.18%
AIM Mid Cap Core Equity Fund
   Class A Shares                                2.00%
   Class B Shares                                2.75%
   Class C Shares                                2.75%
   Class R Shares                                2.25%
   Class Y Shares                                1.75%
   Institutional Class Shares                    1.75%
AIM Moderate Allocation Fund
   Class A Shares                                0.37%
   Class B Shares                                1.12%
   Class C Shares                                1.12%
   Class R Shares                                0.62%
   Class Y Shares                                0.12%
   Institutional Class Shares                    0.12%
AIM Moderate Growth Allocation
   Class A Shares                                0.37%
   Class B Shares                                1.12%
   Class C Shares                                1.12%
   Class R Shares                                0.62%
   Class Y Shares                                0.12%
   Institutional Class Shares                    0.12%
AIM Moderately Conservative Allocation
   Fund
   Class A Shares                                0.39%
   Class B Shares                                1.14%
   Class C Shares                                1.14%
   Class R Shares                                0.64%
   Class Y Shares                                0.14%
   Institutional Class Shares                    0.14%
AIM Small Cap Growth Fund
   Class A Shares                                2.00%
   Class B Shares                                2.75%
   Class C Shares                                2.75%
   Class R Shares                                2.25%
   Class Y Shares                                1.75%
   Investor Class Shares                         2.00%
   Institutional Class Shares                    1.75%

     The total annual fund operating expenses used in determining whether a fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a fund's prospectus fee table. Acquired Fund Fees and Expenses are expenses of investment companies in which a fund invests but are not fees or expenses incurred by a fund directly.

     Currently, the expense offset arrangements from which the Funds benefit are in the form of credits that each Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each Fund. Such contractual fee waivers or reductions are set forth in the Fee Table to the Funds' Prospectuses and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between Invesco Aim and the Funds.

     The management fees payable by each Fund (other than the Asset Allocation Funds), the amounts waived by Invesco Aim and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix G."

The following information is added as a new eighth paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - INSTITUTIONAL CLASS SHARES" on page 83 of the Statement of Additional Information.

     "Following the closing of the reorganization of the Atlantic Whitehall Mid Cap Growth Fund into the AIM Mid Cap Core Equity Fund and the Atlantic Whitehall Growth Fund into the AIM Large Cap Growth Fund, each Atlantic Whitehall Mid Cap Growth Fund shareholder that receives Class Y shares of the AIM Mid Cap Core Equity Fund and each Atlantic Whitehall Growth Fund shareholder that receives Class Y shares of the AIM Large Cap Growth Fund pursuant to the reorganization may exchange these shares for Institutional Class shares of the same fund, provided that (1) the Atlantic Whitehall Mid Cap Growth Fund and Atlantic Whitehall Growth Fund shareholder meets the eligibility requirements for investment in such Institutional Class shares and (2) the exchange is completed no later than December 15, 2009. Please consult your tax advisor to discuss the tax implications, if any, of an exchange of Class Y shares for Institutional Class shares of the same fund."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, B, C, R, Y AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW:

AIM INDEPENDENCE NOW FUND
AIM INDEPENDENCE 2010 FUND
AIM INDEPENDENCE 2020 FUND
AIM INDEPENDENCE 2030 FUND
AIM INDEPENDENCE 2040 FUND
AIM INDEPENDENCE 2050 FUND

The following information replaces in its entirety the seventh and eighth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 49 of the Statement of Additional Information.

     "Invesco Aim also has contractually agreed through June 30, 2010, to waive advisory fees or reimburse expenses to the extent necessary to limit the total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; and (iv) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares:

           FUND                   EXPENSE LIMITATION
           ----                   -------------------
AIM Independence Now Fund
     Class A Shares                      0.27%
     Class B Shares                      1.02%
     Class C Shares                      1.02%
     Class R Shares                      0.52%
     Class Y Shares                      0.02%
     Institutional Class Shares          0.02%
AIM Independence 2010 Fund
     Class A Shares                      0.29%
     Class B Shares                      1.04%
     Class C Shares                      1.04%
     Class R Shares                      0.54%
     Class Y Shares                      0.04%
     Institutional Class Shares          0.04%
AIM Independence 2020 Fund
     Class A Shares                      0.32%
     Class B Shares                      1.07%
     Class C Shares                      1.07%
     Class R Shares                      0.57%
     Class Y Shares                      0.07%
     Institutional Class Shares          0.07%
AIM Independence 2030 Fund
     Class A Shares                      0.35%
     Class B Shares                      1.10%
     Class C Shares                      1.10%
     Class R Shares                      0.60%
     Class Y Shares                      0.10%
     Institutional Class Shares          0.10%

AIM Independence 2040 Fund
     Class A Shares                      0.34%
     Class B Shares                      1.09%
     Class C Shares                      1.09%
     Class R Shares                      0.59%
     Class Y Shares                      0.09%
     Institutional Class Shares          0.09%
AIM Independence 2050 Fund
     Class A Shares                      0.33%
     Class B Shares                      1.08%
     Class C Shares                      1.08%
     Class R Shares                      0.58%
     Class Y Shares                      0.08%
     Institutional Class Shares          0.08%

     The total annual fund operating expenses used in determining whether a fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a fund's prospectus fee table. Acquired Fund Fees and Expenses are expenses of investment companies in which a fund invests but are not fees or expenses incurred by a fund directly.

     Currently, the expense offset arrangements from which the Funds benefit are in the form of credits that each Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each Fund. Such contractual fee waivers or reductions are set forth in the Fee Table to the Funds' Prospectuses and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between Invesco Aim and the Funds."

The following information is added as a new eighth paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - INSTITUTIONAL CLASS SHARES" on page 77 of the Statement of Additional Information.

     "Following the closing of the reorganization of the Atlantic Whitehall Mid Cap Growth Fund into the AIM Mid Cap Core Equity Fund and the Atlantic Whitehall Growth Fund into the AIM Large Cap Growth Fund, each Atlantic Whitehall Mid Cap Growth Fund shareholder that receives Class Y shares of the AIM Mid Cap Core Equity Fund and each Atlantic Whitehall Growth Fund shareholder that receives Class Y shares of the AIM Large Cap Growth Fund pursuant to the reorganization may exchange these shares for Institutional Class shares of the same fund, provided that (1) the Atlantic Whitehall Mid Cap Growth Fund and Atlantic Whitehall Growth Fund shareholder meets the eligibility requirements for investment in such Institutional Class shares and (2) the exchange is completed no later than December 15, 2009. Please consult your tax advisor to discuss the tax implications, if any, of an exchange of Class Y shares for Institutional Class shares of the same fund."


                                       2